Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Entity Registrant Name	GENPACT LIMITED
Amendment Flag	false
Entity Central Index Key	0001398659
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Incorporation State Country Code	D0
Entity File Number	001-33626
Entity Tax Identification Number	98-0533350
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	294-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common shares, par value $0.01 per share
Trading Symbol	G
Security Exchange Name	NYSE